COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
John Shaw [Member]
Short-Term Debt [Line Items]
Contract date	3/1/2021		3/1/2021
Compensation Expense, Excluding Cost of Good and Service Sold	$ 30,000		$ 60,000
[custom:CompensationOwed]	$ 25,000		$ 25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)			500,000
Employee Stock Ownership Plan (ESOP), Compensation Expense			$ 17,500
Chris Galazzi [Member]
Short-Term Debt [Line Items]
Contract date	5/2/2021		5/2/2021
Compensation Expense, Excluding Cost of Good and Service Sold		$ 45,000	$ 90,000
[custom:CompensationOwed]	$ 30,000		$ 37,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)	31,251		2,208,340
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 1,995		$ 73,446
Venkat Kumar Tangirala [Member]
Short-Term Debt [Line Items]
Contract date	1/1/2022		1/1/2022
Compensation Expense, Excluding Cost of Good and Service Sold	$ 30,000		$ 100,000
[custom:CompensationOwed]	$ 55,000		$ 75,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)			2,000,000
Employee Stock Ownership Plan (ESOP), Compensation Expense			$ 70,000
Alpen Group L L C [Member]
Short-Term Debt [Line Items]
Contract date	1/1/2022		1/1/2022
Compensation Expense, Excluding Cost of Good and Service Sold	$ 15,000		$ 60,000
[custom:CompensationOwed]	$ 35,000		$ 40,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)	15,000		555,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 950		$ 19,292
Strategic Innovations [Member]
Short-Term Debt [Line Items]
Contract date	1/1/2023		4/1/2022
Compensation Expense, Excluding Cost of Good and Service Sold	$ 30,000		$ 31,500
[custom:CompensationOwed]			$ 17,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease)			817,877
Employee Stock Ownership Plan (ESOP), Compensation Expense			$ 27,000
Fraxon Marketing [Member]
Short-Term Debt [Line Items]
Contract date	3/15/2023
Compensation Expense, Excluding Cost of Good and Service Sold	$ 60,000
[custom:CompensationOwed]	$ 10,000
Leonard Tucker L L C [Member]
Short-Term Debt [Line Items]
Contract date			12/17/2020
Compensation Expense, Excluding Cost of Good and Service Sold			$ 140,000
[custom:CompensationOwed]			$ 20,000